Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Accrued Liabilities

Note 7 — Accrued Liabilities

The following table presents details of accrued liabilities as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Compensation and related expenses	$2,467	$1,566
Research and development expenses	757	1,191
Other	205	291
Total accrued liabilities	$3,429	$3,048

Note 7 — Accrued Liabilities

The following table presents details of accrued liabilities as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Compensation and related expenses	$1,566	$1,229
Research and development expenses	1,191	846
Other	291	82
Total accrued liabilities	$3,048	$2,157